13FCON @ 1/6/04

03043767

(00) 28-2427 - Serena Moe

CONFIDENTIAL

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [X]; Amendment Number: __1__
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

RECD S.E.C.
SEP 15 2003
1086

Institutional Investment Manager Filing this Report:

Name: Citigroup Inc.*
Address: 399 Park Avenue
New York, New York 10043

Form 13F File Number: 28-2427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

CONFIDENTIAL TREATMENT DENIED

Person Signing this Report on Behalf of Reporting Manager:

Name: Serena D. Moe
Title: Assistant Secretary
Phone: (212) 559-1000

PROCESSED
JAN 23 2004
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

/s/ Serena D. Moe New York, New York September 12, 2003

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

* Indicates institutional investment managers requesting confidential treatment of certain information.

CONFIDENTIAL

CONFIDENTIAL TREATMENT REQUESTED

Form 13F/A Summary Page
June 30, 2003

CONFIDENTIAL

Report Summary:

Number of Other Included Managers:	4
Form 13F Information Table Entry Total:	38
Form 13F Information Table Value Total:	$ 383,790,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1*	28-1876	Associated Madison Companies, Inc.
2	28-10294	AMAD Holdings Inc.
3	28-5339	Citibank International plc
4	28-5341	Citibank Investments Limited
5	28-749	Citibank, N.A.
6	28-6217	Citibank (New York State)
7	28-5347	Citibank Overseas Investment Corporation
8	28-1833	Citibank (Switzerland)
9	28-45	Citicorp
10	28-7574	Citicorp Banking Corporation
11	28-6221	Citicorp Funding, Inc.
12	28-10072	Citicorp Trust Bank, fsb
13	28-1090	Citicorp Venture Capital Ltd.
14	28-10293	Citigroup Alternative Investments LLC
15	28-6251	Citigroup Asset Management Limited
16	28-5343	Citigroup Holdings Company
17*	28-5154	Citigroup Insurance Holding Corporation
18	28-10296	Citigroup Investment Holdings Inc.
19	28-10295	Citigroup Investments Inc.
20	28-10074	CitiFinancial Credit Company
21	28-10071	Court Square Capital Limited
22	28-4684	Plaza LLC
23	28-2568	Salomon Brothers Asset Management Inc
24	28-7570	Citigroup Global Markets Europe Limited (f/k/a Salomon Brothers Europe Limited)
25	28-1114	Citigroup Financial Products Inc. (f/k/a Salomon Brothers Holding Company Inc)
26	28-7568	Citigroup Global Markets Limited (f/k/a Salomon Brothers International Limited)
27	28-6229	Citigroup Global Markets UK Equity Limited (f/k/a Salomon Brothers UK Equity Limited)
28	28-7566	Citigroup Global Markets International LLC (f/k/a Salomon International LLC)
29	28-1109	Citigroup Global Markets Holdings Inc. (f/k/a Salomon Smith Barney Holdings Inc.)
30	28-541	Citigroup Global Markets Inc. (f/k/a Salomon Smith Barney Inc.)
31	28-10381	Associates First Capital Corporation
32	28-5476	Smith Barney Corporate Trust Company
33	28-4024	Smith Barney Fund Management LLC
34	28-4686	The Travelers Indemnity Company
35*	28-1299	The Travelers Insurance Company
36	28-2551	The Travelers Investment Management Company
37	28-3308	Travelers Asset Management International Company LLC
38	28-5774	Travelers Insurance Group Holdings Inc.
39	28-4152	Travelers Property Casualty Corp.
40*	28-6022	Tribeca Management LLC

* Indicates institutional investment managers requesting confidential treatment of certain information.